Revenue and Cost of Sales	12 Months Ended
Dec. 31, 2025
Revenue and Cost of Sales [Abstract]
Revenue and cost of sales

NOTE 4: Revenue and cost of sales

Revenue

Thousands of $ For the years ended December 31	2025	2024	2023
Tissue-based revenue	81,491	72,329	55,718
Liquid-based revenue	26,058	17,581	14,247
Royalties and other revenues	326	139	228
Total revenue	107,875	90,049	70,193

The Company does not distinguish different business segments since most revenues are generated from clinical laboratory service testing, or the out-licensing of the Company’s patented DNA methylation platform and biomarkers. Revenue is generated primarily in the U.S. with minimal revenue recognized throughout Europe and the rest of the world. The Company does distinguish between three sources of revenue:

●	Tissue-based revenue, from the Company’s Confirm mdx and GPS tests;

●	Liquid-based revenue, from the Company’s Select mdx, ExoDx (as of September 15, 2025), Resolve mdx, and Germline tests; and

●	Royalties and other revenues

Revenues related to royalties, licenses and other revenues are generally recognized once the performance obligations by the Company have been met. The Company did not recognize any contract assets or contracts liabilities.

Total revenue for 2025 was $107.9 million, an increase of 20% as compared to total revenue of $90.0 million for 2024. Tissue-based tests (being GPS mdx and Confirm mdx) comprised 76% of our 2025 revenues and 80% of our 2024 revenues. Total revenue for 2025 included Exo mdx revenues as of the acquisition date of September 15, 2025.

Total revenue for 2024 was $90.0 million, an increase of 28% as compared to total revenue of $70.2 million for 2023. Tissue-based tests (being GPS mdx and Confirm mdx) comprised 80% of our 2024 revenues and 79% of our 2023 revenues.

Medicare

Reimbursement for diagnostic tests furnished to Medicare beneficiaries (typically patients aged 65 or older) is usually based on a fee schedule set by the U.S. Centers for Medicare & Medicaid Services (“CMS”), a division of the U.S. Department of Health and Human Services (“HHS”). As a Medicare-enrolled service provider, the Company bills the regional Medicare Administrative Contractor (“MAC”) for CMS that covers the region where the testing service is performed by the Company. The Confirm mdx test obtained a positive Medicare local coverage determination (“LCD”) in 2014, the GPS mdx test obtained a positive Medicare coverage LCD in 2015, and the Select mdx test obtained a positive Medicare coverage LCD in 2023, each of which provides coverage for Medicare patients throughout the United States. Our newly acquired Exo mdx test is also being reimbursed by Medicare.

In 2025, Medicare represented the only payer generating over 10% of the Company’s revenues, for a total of $47.6 million (2024: $37.1 million; 2023: $27.7 million).

At the end of 2025, the Company had concluded agreements with 154 commercial payors for Confirm mdx (2024: 147; 2023: 140), 101 commercial payors for Select mdx (2024: 92; 2023: 84), 80 commercial payors for GPS mdx (2024: 70; 2023:62) and 40 commercial payors for Exo mdx.

Cost of sales (exclusive of amortization of intangible assets)

Thousands of $ For the years ended December 31	2025	2024	2023
Cost of sales (exclusive of amortization of intangible assets)	38,242	34,908	26,264
Total cost sales (exclusive of amortization of intangible assets)	38,242	34,908	26,264

The costs of sales include the costs associated with providing testing services to third parties and include the cost of materials, labor (including salaries, bonuses, and benefits), transportation, collection kits, and allocated overhead costs associated with processing samples. Allocated overhead costs include depreciation of laboratory equipment, facility occupancy and information technology costs. Costs associated with processing samples are expensed when incurred, regardless of the timing of revenue recognition. Amortization of intangible assets are excluded from cost of sales and are presented separately in the statement of profit or loss, as further detailed in Note 5.